PREPAID LAND USE RIGHTS (Narrative) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
PREPAID LAND USE RIGHTS [Abstract]
Amortization expense	$ 567,312	$ 662,677	$ 637,687
Amortization expense, 2015	567,312
Amortization expense, 2016	567,312
Amortization expense, 2017	567,312
Amortization expense, 2018	567,312
Amortization expense, 2019	567,312
Subsidiary Five [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Prepaid land use rights	4,465,743
Accumulated amortization	$ 523,530